Operating leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments recognised as expense	$ 4,423	$ 5,113	$ 6,008
Sublease payments recognised as expense	188	186
Future minimum lease payments	13,970	14,255
Drilling rigs | Upstream
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,088	2,969
International oil and gas ships
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 3,172	$ 3,582
Maximum | Plant and machinery
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	10 years
Maximum | Ships and commercial vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	15 years
Maximum | Land and buildings
Disclosure of finance lease and operating lease by lessee [line items]
Typical durations of operating leases	40 years